HarbourVest Private Investments Fund

Consolidated Schedule of Investments

June 30, 2026 (unaudited)

Investments[1]	Sector	Units[2]	Acquisition Date	Cost	Fair Value
Direct Investments — 76.9%[3]
Asia — 2.7%[4]

KKR Tigereye Co-Invest, L.P.*	Industrials	—	4/1/2025	$7,638,000	$9,114,329

Navgen Holdings Pte. Ltd.*,5,6	Health Care	500,000	3/31/2026	9,239,101	9,586,833

Total Asia				16,877,101	18,701,162

Australia — 1.6%[4]

Aegleon Holdco Pty Ltd.*,5,7	Health Care	16,640,000	1/29/2026	11,725,376	10,879,693

Total Australia				11,725,376	10,879,693

Europe — 18.5%
9Fin Limited (Series C Preferred Shares)*,5,8	Financials	107,021	3/20/2026	7,671,863	7,524,996
AMP-23 Drums Limited Partnership*,4,5	Materials	—	9/5/2025	6,594,843	6,724,964
Berkshire Spectre Co-Investor, L.P.*,4,8	Health Care	—	4/1/2025	10,396,590	7,257,588
Blackstone Aurelia Co-Invest (CYM), L.P.*,4,6	Consumer Discretionary	—	4/1/2025	5,923,171	7,605,658
Cuppa Co-Investment II, L.P.*,7,8	Consumer Staples	—	6/15/2026	930,111	915,528
Cuppa Co-Investment, L.P.*,4,7,8	Consumer Staples	—	4/1/2025	6,968,976	1,955,448
EQT TI Co Investment (B) SCSp*,4,5,6,7	Utilities	—	8/25/2025	8,487,000	8,356,050
FTV FA, L.P.*,4,5,6	Information Technology	—	7/28/2025	16,696,618	16,118,687
Hg Vibranium Co-Invest, L.P.*,4	Information Technology	—	4/1/2025	11,048,569	13,145,412
Keensight Isto Co-Investment SLP*,4,5,6,7	Health Care	—	9/12/2025	10,128,884	9,802,717
KKR Azur Co-Invest, L.P.*,4,7	Health Care	—	4/1/2025	9,260,250	8,438,306
KKR Horizon Co-Invest, L.P.*,4,6,7	Information Technology	—	4/1/2025	9,357,567	9,016,552
KKR Sansibar Co-Invest, L.P.*,4,7	Industrials	—	4/1/2025	15,337,155	19,067,948
Planet Co-Investor Holdings, L.P.*,4	Industrials	—	4/1/2025	9,941,797	8,979,088

SKCP V Sirona Co-Invest, L.P.*,4	Health Care	—	4/1/2025	6,023,000	998,180

Total Europe				134,766,394	125,907,122

North America — 54.1%[4]
Carlyle Excelsior Coinvestment, L.P.*	Information Technology	—	4/1/2025	7,152,675	7,159,309
CIMI Holdings, L.P.*	Health Care	—	4/1/2025	23,683,580	25,771,964
CIPS Holdings II, L.P.*	Information Technology	—	4/1/2025	11,676,777	9,676,756
Compass Syndication, L.P.*	Information Technology	—	4/1/2025	3,105,779	3,414,575
Dodge Construction Network Holdings, L.P.*,8	Information Technology	4,548,024	4/1/2025	2,766,999	1,434,833
FG Moraga Holdings, L.P.*,5,8	Information Technology	—	8/14/2025	5,024,013	4,594,340
FH Sunrise Co-Investment I, L.P.*	Health Care	—	4/1/2025	6,585,000	6,082,738
GC X Alpha Co-Invest, L.P.*,6	Financials	—	4/1/2025	3,264,638	4,141,388
GC XI Alpha Co-Invest, L.P.*,6	Financials	—	4/1/2025	3,474,223	3,879,098
Gloves Holdings, L.P.*,8	Industrials	66,835	4/1/2025	11,237,000	17,359,000
Home Service Holdings, L.P.*,8	Consumer Discretionary	33,305	4/1/2025	1,556,360	2,711,127
HP TLE Co Invest, L.P.*,5,8	Consumer Discretionary	—	7/1/2025	12,780,321	14,619,252
Jupiter Coinvestor II, L.P.*,6	Consumer Discretionary	—	4/1/2025	1,601,000	2,282,697
Jupiter Coinvestor, L.P.*,6	Consumer Discretionary	—	4/1/2025	13,349,173	19,029,173
Kelso X PIE Co-Investment, L.P.*,6	Industrials	—	4/1/2025	8,401,000	6,898,234
Kelso X RSC Co-Investment, L.P.[6]	Financials	—	4/1/2025	17,790,706	2,792,813
Knockout Co-Invest, L.P.*,6	Information Technology	—	4/1/2025	17,254,855	12,798,834
Magnesium Co-Invest SCSp*,8	Information Technology	—	4/1/2025	17,569,000	16,329,783
MDCP Co-Investors (Chicago-C), L.P.*,5	Financials	—	10/28/2025	15,061,657	17,749,688
Minerva Partners, L.P.*,6,8	Health Care	—	4/1/2025	15,760,000	16,906,050
Novacap International TMT VI Co-Investment (Igloo), L.P.*,5,6	Communication Services	—	12/11/2025	12,443,775	12,716,711
NP Kaba Holdings, L.P.*,5,8	Health Care	13,392,615	1/30/2026	13,392,615	17,962,082
Omnia Coinvest, L.P.*,6	Industrials	—	4/1/2025	7,745,586	6,950,263
Pyke Co-Investment Partners, L.P.*,6,8	Industrials	—	4/1/2025	13,681,389	18,751,351
Silver Lake Strategic Investors VI, L.P.*	Information Technology	—	4/1/2025	9,006,401	7,961,969
STG AV, L.P.*	Information Technology	—	4/1/2025	5,115,777	6,133,931

HarbourVest Private Investments Fund

Consolidated Schedule of Investments (Continued)

June 30, 2026 (unaudited)

Investments[1]	Sector	Units[2]	Acquisition Date	Cost	Fair Value
Direct Investments (continued)
North America (continued)
Sunshine Co-Investment Partners, L.P.*,6,8	Information Technology	—	4/1/2025	$14,559,000	$19,917,298
TA NIPA Parent, L.P.*,8	Industrials	2,074,441	4/1/2025	5,493,001	5,184,812
Titan Coinvestor, L.P.*,6	Consumer Discretionary	—	4/1/2025	4,088,737	5,142,208
TPG IX Newark CI, L.P.*,6	Information Technology	—	4/1/2025	5,641,000	5,403,177
VCF Compass Co-Investor Holdings II, L.P.*	Health Care	—	4/1/2025	857,411	1,136,771
VCF Compass Co-Investor Holdings, L.P.*	Health Care	—	4/1/2025	7,060,114	9,475,821
Veritas Star Co-Investor Holdings, L.P.*	Health Care	—	4/1/2025	4,420,040	5,388,733
Well Coinvest, L.P.*,6	Information Technology	—	4/1/2025	7,697,238	8,811,459
WP Digital Co-Invest, L.P.*	Information Technology	—	4/1/2025	9,492,664	11,784,659
WP Intrepid Co-Invest Holdings I, L.P.*	Information Technology	—	4/1/2025	17,894,861	24,166,307
Zephyr Partners I, L.P.*	Information Technology	—	4/1/2025	7,131,000	6,268,443

Total North America				344,815,365	368,787,647

Total Direct Investments (Cost $508,184,236)				$508,184,236	$524,275,624

Private Credit Investments — 1.3%[3]
North America — 1.3%
Orion Group Astra Sub Topco, LLC PIK Term Loan ($9,453,558 principal amount, 12.75%, 11/28/33)[5,8]	Industrials	—	11/26/2025	9,166,638	9,153,000

Total North America				9,166,638	9,153,000

Total Private Credit Investments (Cost $9,166,638)				$9,166,638	$9,153,000

Secondary Investments — 12.3%[3,4]
Europe — 3.5%
ECI 12 Special Purpose, L.P.*,5,6,7	Communication Services	—	10/17/2025	13,578,849	14,373,755
Norvestor SPV III SCSp*,5,6,7	Industrials	—	12/17/2025	7,672,456	9,814,652

Total Europe				21,251,305	24,188,407

North America — 8.8%
Golden Acquisition Fund-C, L.P.*,5,6	Health Care	—	10/30/2025	13,526,337	20,595,148
New Mountain WCO Continuation Feeder, L.P.*,5,6	Industrials	—	4/21/2026	9,192,364	9,624,922
Parthenon Kairos, L.P.*,5,6	Financials	—	3/2/2026	10,608,619	10,809,223
QHP Sapphire SPV, L.P.*,5,6	Health Care	—	10/20/2025	14,278,317	18,720,135

Total North America				47,605,637	59,749,428

Total Secondary Investments (Cost $68,856,942)				$68,856,942	$83,937,835

Investments[1]	Units[2]	Cost	Fair Value
Short-Term Investments — 9.9%
Goldman Sachs Financial Square Government Fund Institutional Class, 3.6%[5,9]	25	$25	$25
Morgan Stanley Institutional Liquidity Funds Government Institutional Class, 3.6%[5,10]	75	75	75
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.6%[5,9]	67,435,094	67,435,094	67,435,094

Total Short-Term Investments (Cost $67,435,194)		$67,435,194	$67,435,194

Total Investments — 100.4% (Cost $653,643,010)			$684,801,653

Other Assets & Liabilities (Net) — (0.4)%			(2,549,966)

Net Assets — 100.0%			$682,251,687

*	Investment is non-income producing.
1	Investments are held through a consolidated subsidiary, HarbourVest HPIF Holdings LLC, unless otherwise noted.
2	Investments do not issue shares or units, except where noted.
3

Restricted Security. Investments generally issued in private placement transactions and as such are generally restricted as to resale. There are no circumstances that could cause a lapse in the restriction to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under acquisition date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of June 30, 2026 (unaudited) was $617,366,459, or 90.5% of net assets.

4	Investments do not allow redemptions or withdrawals except at discretion of their general partner, manager or adviser.
5	All or a portion of the investment is held through a consolidated subsidiary, HarbourVest HPIF Investment LLC.
6	Investment has been committed to but has not been fully funded.
7	Foreign security denominated in U.S. Dollars.
8	The fair value of the investment was determined using significant unobservable inputs. See (Note 2).
9	The rate reported is the 7-day effective yield at the period end.
10	The rate reported is the 7-day current yield at the period end.

HarbourVest Private Investments Fund

Notes to the Consolidated Schedule of Investments

June 30, 2026 (unaudited)

1.	Organization

HarbourVest Private Investments Fund (collectively with its subsidiaries, the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company which commenced operations on April 1, 2025 (“Commencement of Operations”). Simultaneous with the Commencement of Operations, HarbourVest Blue Spruce Fund, L.P. (the “Predecessor Fund”) reorganized and transferred substantially all its assets and liabilities at a net asset value of $451,194,368 into the Fund in exchange for 45,119,437 Class I shares of the Fund.

The Board of Trustees (the “Board”) is responsible for overseeing the overall management of the Fund, including supervision of the duties performed by HarbourVest Registered Advisers L.P. (the “Adviser”). The Adviser, a subsidiary of HarbourVest Partners L.P. (“HarbourVest”), serves as the Fund’s investment adviser and is responsible for making investment decisions for the Fund’s portfolio.

2.	Fair Value Measurements

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability and establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.

Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1: Unadjusted quoted prices in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short-term investment vehicles.

Level 2: Pricing inputs other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level 2 include corporate bonds and loans and less liquid and restricted equity securities.

Level 3: Pricing inputs that are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

In accordance with ASC 820, an asset that does not have a readily determinable fair value may be measured utilizing the reported NAV per share, or its equivalent, as a practical expedient for its fair value. If the reported NAV is not as of the same date as the valuation date, the Fund is permitted under ASC 820 to estimate the NAV by adjusting the most recently reported NAV. Investments measured using NAV as a practical expedient are excluded from the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Due to the uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund’s investments classified by fair value hierarchy as of June 30, 2026:

	Level 1	Level 2	Level 3	Investments Valued at NAV or Adjusted NAV	Total
Direct Investments	$—	$2,792,813	$153,423,488	$368,059,323	$524,275,624
Private Credit Investments	—	—	9,153,000	—	9,153,000
Secondary Investments	—	—	—	83,937,835	83,937,835
Short-Term Investments	67,435,194	—	—	—	67,435,194

Total Investments	$67,435,194	$2,792,813	$162,576,488	$451,997,158	$684,801,653

3